Discontinued operations and assets and liabilities held for sale (Tables)	12 Months Ended
Mar. 31, 2020
Discontinued operations and assets and liabilities held for sale
Schedule of income statement of discontinued operations

		Five months
	Year ended	ended	Year ended
	31 March 2020	31 August 2018	31 March 2018
	€m	€m	€m
Revenue	—	1,561	4,648
Cost of sales	—	(1,185)	(2,995)
Gross profit	—	376	1,653
Selling and distribution expenses	—	(92)	(237)
Administrative expenses	—	(134)	(533)
Other income and expense[1]	—	—	416
Operating profit	—	150	1,299
Financing costs	—	(321)	(715)
(Loss)/profit before taxation	—	(171)	584
Income tax credit/(charge)	—	56	(308)
(Loss)/profit after tax of discontinued operations	—	(115)	276
Pre-tax loss on the re-measurement of disposal group	—	—	(3,170)
Income tax credit	—	—	925
After tax loss on the re-measurement of disposal group	—	—	(2,245)
Loss on sale of disposal group	—	(3,420)	—
Loss for the financial year from discontinued operations	—	(3,535)	(1,969)

Loss per share from discontinued operations	Loss per share from discontinued operations

	2020	2019		2018
	eurocents	eurocents		eurocents
– Basic	—	(12.80)	c	(7.09)	c
– Diluted	—	(12.80)	c	(7.06)	c

Schedule of total comprehensive expense for the period from discontinued operations

Total comprehensive expense for the financial year from discontinued operations

	2020	2019	2018
	€m	€m	€m
Attributable to owners of the parent	—	(3,535)	(1,969)

Note:

1	Includes the profit on disposal of Vodafone India’s standalone towers business to ATC Telecom.

Schedule of assets and liabilities held for sale

Assets and liabilities held for sale

	2020	2019
	€m	€m
Non-current assets
Goodwill	107	—
Other intangible assets	379	—
Property, plant and equipment	916	—
Investments in associates and joint ventures	(412)	(231)
Trade and other receivables	15	—
	1,005	(231)
Current assets
Inventory	13	—
Taxation recoverable	3	—
Trade and other receivables	313	—
Cash and cash equivalents	273	—
	602	—
Total assets held for sale	1,607	(231)

Non-current liabilities
Long-term borrowings	57	—
Deferred tax liabilities	60	—
Provisions	5	—
	122	—
Current liabilities
Short-term borrowings	150	—
Taxation liabilities	116	—
Provisions	29	—
Trade and other payables	634	—
	929	—
Total liabilities held for sale	1,051	—